Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Equity
Share capital, shares outstanding (in shares)	203,530,979	203,530,979
Par value (in dollars per share)	$ 1.00	$ 1.00